RELATED PARTY TRANSACTIONS (Details Narrative)																		1 Months Ended		3 Months Ended		12 Months Ended						15 Months Ended
	Aug. 12, 2021 USD ($) shares	May 06, 2021 USD ($)	May 06, 2021 AUD ($)	Jul. 13, 2020 AUD ($)	Jul. 02, 2019 USD ($)	Jul. 02, 2019 AUD ($)	May 14, 2019 USD ($) $ / shares shares	May 14, 2019 AUD ($) shares	Mar. 16, 2018 USD ($)	Mar. 16, 2018 AUD ($)	Feb. 01, 2018 USD ($)	Feb. 01, 2018 AUD ($)	May 05, 2016 USD ($)	May 05, 2016 AUD ($)	Feb. 25, 2016 USD ($)	Feb. 25, 2016 AUD ($)	Feb. 25, 2015 AUD ($)	Oct. 31, 2021 shares	May 31, 2019 shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2021 AUD ($) shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 AUD ($) shares	Jun. 30, 2020 USD ($) $ / shares	Jun. 30, 2020 AUD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 AUD ($)	Sep. 30, 2021 AUD ($)	Sep. 30, 2021 AUD ($)	Jun. 30, 2021 AUD ($)	May 05, 2016 AUD ($)
Related Party Transaction [Line Items]
Due to related parties																				$ 32,076		$ 33,347		$ 30,639
Exercise price | $ / shares
Granted exercise price | $ / shares
Restricted stock shares of common stock | shares																			78
Accrued salaries																				$ 9,739		$ 101,250
Subsequent Event [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares																		1,818,097
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Payments form related party																				30,660				$ 136,606		$ 64,377
Bonus payable amount																										137,120
Remaining bonus amount																										$ 178,256
Bonus payable																				$ 103,153		166,418		280,726
Restricted stock shares of common stock | shares																			39
Nathanielsz Employment Agreement [Member]
Related Party Transaction [Line Items]
Expired date																	Feb. 25, 2019
Annual salary																						$ 205,680
Percentage of pension of monthly salary																						9.50%	9.50%
Percentage of bonus of annual base salary																						200.00%	200.00%
Nathanielsz Employment Agreement [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Annual salary									$ 205,680
Nathanielsz Employment Agreement [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Annual salary									$ 274,240
Mrs. Nathanielsz [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Bonus payable																						$ 316,957
Employment Agreement [Member]
Related Party Transaction [Line Items]
Restricted stock unit issuable | shares																				39	39	39	39
Services Agreement [Member]
Related Party Transaction [Line Items]
Restricted stock unit issuable | shares																				20	20	20	20
Accounting Standards Update 2016-02 [Member]
Related Party Transaction [Line Items]
Payments for Rent					$ 2,431
Lessee, Operating Lease, Description					Such lease expired in May 2021 and was renewed for another one-year term from May 2021 to May 2022	Such lease expired in May 2021 and was renewed for another one-year term from May 2021 to May 2022
AUD Currency [Member] | Accounting Standards Update 2016-02 [Member]
Related Party Transaction [Line Items]
Payments for Rent						$ 3,606
AUD Currency [Member]
Related Party Transaction [Line Items]
Accrued salaries																													$ 13,500	$ 135,000
AUD Currency [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Payments form related party																					$ 42,500		$ 221,890		$ 202,620		$ 90,000
Bonus payable amount																											200,000
Remaining bonus amount																											$ 260,000
Bonus payable																					142,990		422,610		407,380
AUD Currency [Member] | Nathanielsz Employment Agreement [Member]
Related Party Transaction [Line Items]
Annual salary																	$ 25,000						300,000
AUD Currency [Member] | Nathanielsz Employment Agreement [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Annual salary										$ 300,000
AUD Currency [Member] | Nathanielsz Employment Agreement [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Annual salary										$ 400,000
Initial Nathanielsz RSUs [Member] | Employment Agreement [Member]
Related Party Transaction [Line Items]
Restricted stock shares of common stock | shares							39	39
Additional Nathanielsz RSUs [Member] | Employment Agreement [Member]
Related Party Transaction [Line Items]
Rsus vest, shares | shares							7.80	7.80
Gross proceeds from equity financing							$ 4,000,000
Initial Kenyon RSUs [Member] | Services Agreement [Member]
Related Party Transaction [Line Items]
Restricted stock shares of common stock | shares							20	20
Additional Kenyon RSUs [Member] | Services Agreement [Member]
Related Party Transaction [Line Items]
Restricted stock shares of common stock | shares							20	20
Rsus vest, shares | shares							5	5
Gross proceeds from equity financing							$ 4,000,000
North Horizon Pty Ltd [Member]
Related Party Transaction [Line Items]
Lessor, Operating Lease, Term of Contract													5 years																		5 years
Operating Leases, Rent Expense, Minimum Rentals													$ 28,325
Goods and service tax													2,575
Payments for Rent																				$ 60,598		$ 64,597
Operating leases rent expense minimum rentals payable		$ 2,431
North Horizon Pty Ltd [Member] | AUD Currency [Member]
Related Party Transaction [Line Items]
Operating Leases, Rent Expense, Minimum Rentals														$ 39,600
Goods and service tax														$ 3,600
Operating leases rent expense minimum rentals payable			$ 3,606																		7,735							$ 9,204
North Horizon Pty Ltd [Member] | AUD Currency [Member]
Related Party Transaction [Line Items]
Payments for Rent																					84,000		86,129
Current and Former Director [Member]
Related Party Transaction [Line Items]
Loans from related party																				53,384		55,500		50,993
Former Director [Member]
Related Party Transaction [Line Items]
Due to related parties																				32,076		33,347		30,639
Nathanielsz [Member] | North Horizon Pty Ltd [Member]
Related Party Transaction [Line Items]
Operating Leases, Future Minimum Payments Due													$ 141,629
Nathanielsz [Member] | North Horizon Pty Ltd [Member] | AUD Currency [Member]
Related Party Transaction [Line Items]
Operating Leases, Future Minimum Payments Due																															$ 198,000
Mrs. Nathanielsz [Member]
Related Party Transaction [Line Items]
Annual salary											$ 80,904
Payments form related party																				$ 5,651		$ 34,476		$ 30,284
Mrs. Nathanielsz [Member] | AUD Currency [Member]
Related Party Transaction [Line Items]
Annual salary												$ 120,000
Mrs. Nathanielsz [Member] | AUD Currency [Member]
Related Party Transaction [Line Items]
Payments form related party																					$ 7,689		$ 46,135		$ 44,918
James Nathanielsz [Member]
Related Party Transaction [Line Items]
Payments form related party															$ 3,205
James Nathanielsz [Member] | AUD Currency [Member]
Related Party Transaction [Line Items]
Payments form related party																$ 4,481
Mr. Nathanielsz [Member] | Board of Directors [Member]
Related Party Transaction [Line Items]
Officers' compensation	$ 177,840						$ 315,376
Debt Conversion, Converted Instrument, Shares Issued | shares	5,928,000
Mr. Nathanielsz [Member] | Board of Directors [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Officers' compensation	$ 177,840
Mr. Nathanielsz [Member] | Employment Agreement [Member]
Related Party Transaction [Line Items]
Agreement term							3 years	3 years
Agreement renewal term							1 year	1 year
Option purchase shares | shares							39	39
Exercise price | $ / shares							$ 4,675
Market price							110.00%	110.00%
Granted exercise price | $ / shares							$ 4,250
Options vested, description							The Nathanielsz Options have a term of 10 years from the date of grant. 1/3rd of the Nathanielsz Options shall vest every successive one-year anniversary following the Effective Date, provided, that on each such vesting date Mr. Nathanielsz is employed by the Company and subject to the other provisions of the Employment Agreement. The Initial Nathanielsz RSUs shall vest on the one-year anniversary of the Effective Date, subject to Mr. Nathanielsz’s continued employment with the Company through such vesting date. The Additional Nathanielsz RSUs will vest as follows, subject to Mr. Nathanielsz’s continued employment with the Company through the applicable vesting date: (i) 7.80 of the Additional Nathanielsz RSUs shall vest upon the Company submitting Clinical Trial Application (the “CTA”) for PRP, the Company’s lead product candidate (“PRP”), for a First-In-Human study for PRP (the “Study”) in an applicable jurisdiction to be selected by the Company, (ii) 7.80 of the Additional Nathanielsz RSUs shall vest upon	The Nathanielsz Options have a term of 10 years from the date of grant. 1/3rd of the Nathanielsz Options shall vest every successive one-year anniversary following the Effective Date, provided, that on each such vesting date Mr. Nathanielsz is employed by the Company and subject to the other provisions of the Employment Agreement. The Initial Nathanielsz RSUs shall vest on the one-year anniversary of the Effective Date, subject to Mr. Nathanielsz’s continued employment with the Company through such vesting date. The Additional Nathanielsz RSUs will vest as follows, subject to Mr. Nathanielsz’s continued employment with the Company through the applicable vesting date: (i) 7.80 of the Additional Nathanielsz RSUs shall vest upon the Company submitting Clinical Trial Application (the “CTA”) for PRP, the Company’s lead product candidate (“PRP”), for a First-In-Human study for PRP (the “Study”) in an applicable jurisdiction to be selected by the Company, (ii) 7.80 of the Additional Nathanielsz RSUs shall vest upon
Option term							10 years	10 years
Mr. Nathanielsz [Member] | AUD Currency [Member] | Board of Directors [Member]
Related Party Transaction [Line Items]
Officers' compensation				$ 240,000				$ 460,000
Bonus granted percentage				60.00%
Mr. Nathanielsz [Member] | AUD Currency [Member] | Employment Agreement [Member]
Related Party Transaction [Line Items]
Annual salary								$ 400,000
Dr. Kenyon [Member] | Services Agreement [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares	3,420,000
Agreement term							3 years	3 years
Option purchase shares | shares							20	20
Exercise price | $ / shares							$ 4,250
Market price							100.00%	100.00%
Options vested, description							The Kenyon Options have a term of 10 years from the date of grant. 1/3rd of the Kenyon Options shall vest every successive one-year anniversary following the Effective Date, provided, that on each such vesting date Dr. Kenyon is employed by the Company and subject to the other provisions of the Services Agreement. The Initial Kenyon RSUs shall vest on the one-year anniversary of the Effective Date, subject to Dr. Kenyon’s continued employment with the Company through such vesting date. The Additional Kenyon RSUs will vest as follows, subject to Dr. Kenyon’s continued employment with the Company through the applicable vesting date: (i) 5 of the Additional Kenyon RSUs shall vest upon the Company submitting the CTA for PRP for the Study in an applicable jurisdiction to be selected by the Company, (ii) 5 of the Additional Kenyon RSUs shall vest upon the Company completing an equity financing in the amount of at least $4,000,000 in gross proceeds, (iii) 5 of the Additional Kenyon RSUs shall vest upon the shares o	The Kenyon Options have a term of 10 years from the date of grant. 1/3rd of the Kenyon Options shall vest every successive one-year anniversary following the Effective Date, provided, that on each such vesting date Dr. Kenyon is employed by the Company and subject to the other provisions of the Services Agreement. The Initial Kenyon RSUs shall vest on the one-year anniversary of the Effective Date, subject to Dr. Kenyon’s continued employment with the Company through such vesting date. The Additional Kenyon RSUs will vest as follows, subject to Dr. Kenyon’s continued employment with the Company through the applicable vesting date: (i) 5 of the Additional Kenyon RSUs shall vest upon the Company submitting the CTA for PRP for the Study in an applicable jurisdiction to be selected by the Company, (ii) 5 of the Additional Kenyon RSUs shall vest upon the Company completing an equity financing in the amount of at least $4,000,000 in gross proceeds, (iii) 5 of the Additional Kenyon RSUs shall vest upon the shares o
Option term							10 years	10 years
Agreement renewal term							one-year renewals	one-year renewals
Cancellation of accrued salary	$ 102,600
Dr Kenyon [Member] | AUD Currency [Member] | Services Agreement [Member]
Related Party Transaction [Line Items]
Annual salary							$ 54,000	$ 54,000